Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Detailed Information about Prepaid Expenses

	2020	2019
Prepaid taxes	$10,022	$26,164
Prepaid commissions	3,908	4,298
Prepaid insurance	5,385	1,231
Prepaid to supplier	17,224	35,084

	$36,539	$66,777

Current	30,473	49,034
Non-current	6,066	17,743

	$36,539	$66,777